Note 2 - Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]	Note B – Allowance for Doubtful Accounts The allowance for doubtful accounts was $474,000 and $498,000 at December 31, 2014 and 2013, respectively.